                                    GMO TRUST

                       SUPPLEMENT DATED MARCH 27, 2001 TO
      GMO TRUST PROSPECTUS DATED JUNE 30, 2000 AS REVISED FEBRUARY 1, 2001

GMO EMERGING COUNTRY DEBT FUND

Notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), the GMO Emerging Country Debt Fund will not charge a purchase premium in connection with the in-kind purchase of Fund shares.

GMO GROWTH FUND

Effective March 16, 2001, the GMO Growth Fund effected a reverse stock split at a ratio of 1 share per each 11 shares currently issued and outstanding.

GMO SMALL CAP GROWTH FUND

Effective December 11, 2000, the GMO Small Cap Growth Fund effected a reverse stock split at a ratio of 1 share per each 10 shares currently issued and outstanding.

GMO U.S. BOND/GLOBAL ALPHA B FUND

Notwithstanding references to the contrary in the GMO Trust Prospectus, effective February 27, 2001 the GMO U.S. Bond/Global Alpha B Fund was liquidated.
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                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED MARCH 27, 2001 TO
              GMO TRUST - U.S. CORE FUND, VALUE FUND, FOREIGN FUND
         AND INFLATION INDEXED BOND FUND PROSPECTUS DATED JUNE 30, 2000
      GMO TRUST - EMERGING COUNTRY DEBT FUND PROSPECTUS DATED JUNE 30, 2000
        GMO TRUST - EMERGING MARKETS FUND PROSPECTUS DATED JUNE 30, 2000

MANAGEMENT OF THE FUNDS

Notwithstanding references to the contrary in the above-referenced prospectuses (see, e.g., "Management of the Fund"), day-to-day management of each Fund is the responsibility of one of several investment divisions at Grantham, Mayo, Van Otterloo & Co LLC, the investment adviser of the Funds, and no one person is primarily responsible for making recommendations to any investment division. The table below identifies the investment divisions and the Funds for which they are responsible:

    INVESTMENT DIVISIONS                   PRIMARY RESPONSIBILITIES
    --------------------                   ------------------------
Domestic Quantative             U.S. Core Fund
Domestic Active                 Value Fund
International Quantitative      Emerging Markets Fund
International Active            Foreign Fund
Fixed Income                    Emerging Country Debt Fund and Inflation Indexed
                                Bond Fund

EMERGING MARKETS FUND

Notwithstanding references to the contrary in the GMO Trust - Emerging Markets Fund Prospectus (see, e.g., "Fund Objective and Principal Investment Strategies," "Risk Factors" and "Management of the Trust"), effective January 2001, Arjun Bhagwan Divecha and the other management personnel formerly associated with Dancing Elephant, Ltd. ("Dancing Elephant") will provide the same investment management services to the Fund that they previously provided through Dancing Elephant as members or employees of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Fund. There will be no change in the Emerging Market Fund's fees and expenses as a result of this change.

EMERGING COUNTRY DEBT FUND AND EMERGING MARKETS FUND

Notwithstanding references to the contrary in the GMO Trust - Emerging Country Debt Fund Prospectus and the GMO Trust - Emerging Markets Fund Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses"), effective October 13, 2000, if the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, the purchase premium or redemption fee charged by the above-referenced Funds will be reduced by 100% with respect to that portion. In addition, the purchase premium or redemption fee charged by the above-referenced Funds may be waived if the Manager determines the Fund is either substantially overweighted or underweighted in cash so that a redemption or purchase will not require a securities transaction. With respect to the Emerging Country Debt Fund only, the redemption fee will be reduced by 50% if an investor receives an in-kind redemption of the Fund's shares. Offset/reductions are not available for transactions that are executed through brokers or agents, including, without limitation, intermediary platforms.

Notwithstanding references to the contrary in the GMO Trust - Emerging Markets Fund Prospectus (see, e.g., "Fees and Expenses" and "Notes to Fees and Expenses") and the Amended and Restated Supplement dated February 1, 2001 to the GMO Trust - Emerging Markets Fund Prospectus, effective immediately, the GMO Emerging Country Debt Fund will not charge a purchase premium in connection with the in-kind purchase of Fund shares.

PURCHASE OF FUND SHARES

Each Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to a Fund, as reasonably determined by such Fund. The Funds do not automatically redeem shares that are the subject of a rejected exchange request.

LEVERAGING RISK

The text in the Prospectus under the caption "Summary of Principal Risks -- Leveraging Risk" is deleted in its entirety and replaced with the following text:

      "Each Fund's portfolio may be economically leveraged if a Fund temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, each Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in economic leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

      The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts) will not exceed 100% of the Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it was leveraged.

      The Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of the derivative positions employed. The Fixed Income Funds control the projected tracking error relative to a Fund's benchmark to manage effective market exposure resulting from derivatives in a portfolio. This means that a Fixed Income Fund may be leveraged when measured in terms of aggregate exposure of the Fund's assets."

USE OF DERIVATIVES

A Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

INFLATION INDEXED BOND FUND

Notwithstanding references to the contrary in the GMO Trust -- U.S. Core Fund, Value Fund, Foreign Fund and Inflation Indexed Bond Fund Prospectus (see, e.g., "Fees and Expenses," "Notes to Fees and Expenses" and "Investment by Inflation Indexed Bond Fund in GMO Alpha LIBOR Fund"), effective July 26, 2000, the GMO Alpha LIBOR Fund will no longer charge a purchase premium in connection with the purchase of its shares. As a result, the Inflation Indexed Bond Fund will not pay a purchase premium in connection with the purchase of shares of the GMO Alpha LIBOR Fund.


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
                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED MARCH 27, 2001 TO
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000
 GMO TAX-MANAGED FUNDS STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000
    GMO PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2000

1) The GMO Emerging Markets Fund, GMO Evolving Countries Fund and GMO Asia Fund may invest cash in the GMO Alpha LIBOR Fund in addition to high quality money market instruments.

2) Effective February 1, 2001, the name of the "GMO International Core Fund" has been changed to the "GMO International Intrinsic Value Fund" and the name of the "GMO Currency Hedged International Core Fund" has been changed to the "GMO Currency Hedged International Equity Fund." All references to the GMO International Core Fund shall be deemed to be references to the GMO International Intrinsic Value Fund and all references to the GMO Currency Hedged International Core Fund shall be deemed to be references to the GMO Currency Hedged International Equity Fund.

3) Notwithstanding references to such funds in the GMO Trust Statement of Additional Information, the GMO Japan Fund was liquidated in December 2000 and the GMO U.S. Bond/Global Alpha B Fund was liquidated in February 2000.

4) Effective September 1, 2000, the following non-fundamental investment policies have been eliminated for the Funds noted below:

ALL U.S. EQUITY FUNDS, INTERNATIONAL EQUITY FUNDS (EXCEPT EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND) AND TAX-MANAGED FUNDS

Notwithstanding the policies set forth for each of the U.S. Equity Funds, International Equity Funds (except Emerging Markets Fund, Evolving Countries Fund and Asia Fund) and Tax-Managed Funds in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated:

      "The Fund expects that normally less than 5% of its net assets will be exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin accounts or otherwise covering exposure achieved through derivative instruments ("equitized cash")."

EMERGING MARKETS FUND, EVOLVING COUNTRIES FUND AND ASIA FUND

Notwithstanding the policies set forth for each of the Emerging Markets Fund, Evolving Countries Fund and Asia Fund in the Statement of Additional
Information, the following non-fundamental investment policies have been eliminated:
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      "No more than 25% of the Fund's total assets will be invested in shares of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets."

      "The Fund will not normally have greater than 10% of its net assets exposed to cash and money market instruments. This limitation does not include cash and money market instruments in margin account or otherwise covering exposure achieved through derivative instruments ("equitized cash")."

5) Effective September 1, 2000, the non-fundamental investment policies of the Funds noted below are modified as follows:

FOREIGN FUND

Notwithstanding any references to the contrary in the Statement of Additional Information, the Foreign Fund's non-fundamental investment policy that "[n]o more than 10% of the Fund's net assets will be invested in illiquid securities" has been modified as follows:

      "No more than 15% of the Fund's net assets will be invested in illiquid securities."

U.S. BOND/GLOBAL ALPHA A FUND, INTERNATIONAL BOND FUND, CURRENCY HEDGED INTERNATIONAL BOND FUND AND GLOBAL BOND FUND

The investment policies of each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund, as set forth in the Statement of Additional Information, have been modified to reflect that each of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund may invest in securities indirectly through investments in GMO Emerging Country Debt Fund.

In addition, by reason of the ability of the U.S. Bond/Global Alpha A Fund, International Bond Fund, Currency Hedged International Bond Fund and Global Bond Fund to invest in GMO Emerging Country Debt Fund, the last paragraph of "Taxes - Tax Implications of Certain Investments" in the Statement of Additional Information applies to investments by these Funds in GMO Emerging Country Debt Fund.

ALL FUNDS

Notwithstanding any references to the contrary in the Statement of Additional Information, including without limitation under "Description and Risks of Fund Investments -- Illiquid Securities" and under Non-Fundamental Investment Restriction No. 3, the Funds' liquidity policy is as follows:

      "The Funds may not invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities traded under Rule 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities traded under Section 4(2) or Rule 144A under the Securities Act of 1933, repurchase agreements and securities that are not


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
      readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

      Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

      For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, each Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees."

6) Effective September 1, 2000, the following new subsection is added under the section of the Statement of Additional Information entitled "Description and Risks of Fund Investments":

      "INVESTMENTS IN OTHER INVESTMENT COMPANIES

      Certain GMO Fixed Income Funds may invest without limitation in GMO Alpha LIBOR Fund and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds."


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